REVENUE AND SEGMENT INFORMATION - Geographical information of the operating segments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of geographical areas [line items]
Revenue from external customers		¥ 180,080,750	¥ 144,228,916	¥ 123,667,667
Non-current assets (excluding financial assets and deferred tax assets)		128,005,128	121,067,304
Revenue	$ 27,677,904	180,080,750	144,228,916	123,667,667
Mainland China
Disclosure of geographical areas [line items]
Revenue from external customers		171,014,419	141,393,123	121,421,378
Non-current assets (excluding financial assets and deferred tax assets)		127,621,039	120,696,743
Outside of Mainland China
Disclosure of geographical areas [line items]
Revenue from external customers		9,066,331	2,835,793	2,246,289
Non-current assets (excluding financial assets and deferred tax assets)		384,089	370,561
PRC government including Chinalco
Disclosure of geographical areas [line items]
Revenue		¥ 39,759,000	¥ 30,940,000	¥ 31,818,000